Note 19 - Fair Value Measurements (Details) - Assets Measured at Fair Value on Nonrecurring Basis: (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013
Note 19 - Fair Value Measurements (Details) - Assets Measured at Fair Value on Nonrecurring Basis: [Line Items]
Loans held for sale	$ 18,568		$ 27,606
Loans held for sale total gain loss	397		(2,136)
Fair Value, Inputs, Level 1 [Member] | Loans Held For Sale [Member]
Note 19 - Fair Value Measurements (Details) - Assets Measured at Fair Value on Nonrecurring Basis: [Line Items]
Loans held for sale	0		0
Fair Value, Inputs, Level 1 [Member] | Mortgage Servicing Rights [Member]
Note 19 - Fair Value Measurements (Details) - Assets Measured at Fair Value on Nonrecurring Basis: [Line Items]
Loans held for sale	0		0
Fair Value, Inputs, Level 1 [Member] | Loans Receivable [Member]
Note 19 - Fair Value Measurements (Details) - Assets Measured at Fair Value on Nonrecurring Basis: [Line Items]
Loans held for sale	0	[1]	0	[1]
Fair Value, Inputs, Level 1 [Member] | Real estate, net [Member]
Note 19 - Fair Value Measurements (Details) - Assets Measured at Fair Value on Nonrecurring Basis: [Line Items]
Loans held for sale	0	[2]	0	[2]
Fair Value, Inputs, Level 1 [Member]
Note 19 - Fair Value Measurements (Details) - Assets Measured at Fair Value on Nonrecurring Basis: [Line Items]
Loans held for sale	0		0
Fair Value, Inputs, Level 2 [Member] | Loans Held For Sale [Member]
Note 19 - Fair Value Measurements (Details) - Assets Measured at Fair Value on Nonrecurring Basis: [Line Items]
Loans held for sale	2,076		1,502
Fair Value, Inputs, Level 2 [Member] | Mortgage Servicing Rights [Member]
Note 19 - Fair Value Measurements (Details) - Assets Measured at Fair Value on Nonrecurring Basis: [Line Items]
Loans held for sale	1,507		1,708
Fair Value, Inputs, Level 2 [Member] | Loans Receivable [Member]
Note 19 - Fair Value Measurements (Details) - Assets Measured at Fair Value on Nonrecurring Basis: [Line Items]
Loans held for sale	11,882	[1]	17,498	[1]
Fair Value, Inputs, Level 2 [Member] | Real estate, net [Member]
Note 19 - Fair Value Measurements (Details) - Assets Measured at Fair Value on Nonrecurring Basis: [Line Items]
Loans held for sale	3,103	[2]	6,898	[2]
Fair Value, Inputs, Level 2 [Member]
Note 19 - Fair Value Measurements (Details) - Assets Measured at Fair Value on Nonrecurring Basis: [Line Items]
Loans held for sale	18,568		27,606
Fair Value, Inputs, Level 3 [Member] | Loans Held For Sale [Member]
Note 19 - Fair Value Measurements (Details) - Assets Measured at Fair Value on Nonrecurring Basis: [Line Items]
Loans held for sale	0		0
Fair Value, Inputs, Level 3 [Member] | Mortgage Servicing Rights [Member]
Note 19 - Fair Value Measurements (Details) - Assets Measured at Fair Value on Nonrecurring Basis: [Line Items]
Loans held for sale	0		0
Fair Value, Inputs, Level 3 [Member] | Loans Receivable [Member]
Note 19 - Fair Value Measurements (Details) - Assets Measured at Fair Value on Nonrecurring Basis: [Line Items]
Loans held for sale	0	[1]	0	[1]
Fair Value, Inputs, Level 3 [Member] | Real estate, net [Member]
Note 19 - Fair Value Measurements (Details) - Assets Measured at Fair Value on Nonrecurring Basis: [Line Items]
Loans held for sale	0	[2]	0	[2]
Fair Value, Inputs, Level 3 [Member]
Note 19 - Fair Value Measurements (Details) - Assets Measured at Fair Value on Nonrecurring Basis: [Line Items]
Loans held for sale	0		0
Loans Held For Sale [Member]
Note 19 - Fair Value Measurements (Details) - Assets Measured at Fair Value on Nonrecurring Basis: [Line Items]
Loans held for sale	2,076		1,502
Loans held for sale total gain loss	(1)		21
Mortgage Servicing Rights [Member]
Note 19 - Fair Value Measurements (Details) - Assets Measured at Fair Value on Nonrecurring Basis: [Line Items]
Loans held for sale	1,507		1,708
Loans held for sale total gain loss	0		0
Loans Receivable [Member]
Note 19 - Fair Value Measurements (Details) - Assets Measured at Fair Value on Nonrecurring Basis: [Line Items]
Loans held for sale	11,882	[1]	17,498	[1]
Loans held for sale total gain loss	532	[1]	(1,728)	[1]
Real estate, net [Member]
Note 19 - Fair Value Measurements (Details) - Assets Measured at Fair Value on Nonrecurring Basis: [Line Items]
Loans held for sale	3,103	[2]	6,898	[2]
Loans held for sale total gain loss	$ (134)	[2]	$ (429)	[2]

[1]	Represents carrying value and related specific reserves on loans for which adjustments are based on the appraised value of the collateral. The carrying value of loans fully charged-off is zero.
[2]	Represents the fair value and related losses of foreclosed real estate and other collateral owned that were measured at fair value subsequent to their initialclassification as foreclosed assets.